UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/11

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  11/02/11
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   76

Form 13F Information Table Value Total:   97,701
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fun SHS BEN INT      464287176     1920 16800.000SH       SOLE                15800.000          1000.000
3M Company                     COM              88579y101      333     4640 SH       SOLE                     4140               500
AT&T Inc.                      COM              00206r102     1135    39809 SH       SOLE                    39009               800
Abbott Laboratories            COM              002824100     1903    37210 SH       SOLE                    36060              1150
Allergan                       COM              018490102     1954    23716 SH       SOLE                    22116              1600
Annaly Capital Mgmt            COM              035710409     1184    71209 SH       SOLE                    66634              4575
Ansys Inc                      COM              03662q105     1697    34600 SH       SOLE                    33500              1100
Apache Corp                    COM              037411105     2255    28100 SH       SOLE                    26900              1200
Apple Inc                      COM              037833100     4651    12196 SH       SOLE                    11726               470
BHP Billiton ADR               COM              05545E209     1088    16380 SH       SOLE                    15730               650
Bank of America Corp           COM              060505104      484    79098 SH       SOLE                    75398              3700
Bank of Montreal               COM              063671101      559    10000 SH       SOLE                     9450               550
Berkshire Hathaway A           COM              084670108     1068       10 SH       SOLE                        9                 1
Berkshire Hathaway B           COM              084670702     5500    77415 SH       SOLE                    73940              3475
BlackRock Inc                  COM              09247X101      259     1750 SH       SOLE                     1750
C.H. Robinson Worldwide        COM              12541w209     1007    14700 SH       SOLE                    14500               200
Canadian National Railway      COM              136375102     1345    20200 SH       SOLE                    19450               750
Canadian Natural Resources     COM              136385101      335    11450 SH       SOLE                    11050               400
Chevron                        COM              166764100     3520    38014 SH       SOLE                    36514              1500
Coca-Cola Company              COM              191216100      209     3099 SH       SOLE                     2949               150
ConocoPhillips                 COM              20825c104      203     3200 SH       SOLE                     3200
Cummins Inc                    COM              231021106     2137    26175 SH       SOLE                    24875              1300
Dentsply International         COM              249030107      855    27872 SH       SOLE                    26472              1400
Du Pont (E.I.) De Nemours      COM              263534109      811    20300 SH       SOLE                    19400               900
EMC Corporation                COM              268648102     1781    84850 SH       SOLE                    82950              1900
Echo Global Logistics          COM              27875T101      263    19798 SH       SOLE                    19298               500
Edison International           COM              281020107      239     6246 SH       SOLE                     6246
Ensco PLC ADR                  COM              29358Q109     1041    25760 SH       SOLE                    24360              1400
Expeditors Intl Wash           COM              302130109     3550    87555 SH       SOLE                    83955              3600
Exxon Mobil                    COM              30231g102     3698    50912 SH       SOLE                    49262              1650
Flowserve                      COM              34354P105      413     5585 SH       SOLE                     5585
Freeport-McMoran Copper & Gold COM              35671d857      595    19550 SH       SOLE                    19150               400
Gabelli Global Gold Nat Res In COM              36244N109      259    18100 SH       SOLE                    16900              1200
Gafisa S.A. ADR                COM              362607301      314    54400 SH       SOLE                    53600               800
General Dynamics               COM              369550108     2523    44356 SH       SOLE                    42756              1600
General Electric Co            COM              369604103      434    28545 SH       SOLE                    25745              2800
Gentex                         COM              371901109      622    25850 SH       SOLE                    25850
Goldman Sachs                  COM              38141g104      473     5000 SH       SOLE                     4950                50
Google Inc                     COM              38259P508      640     1242 SH       SOLE                     1232                10
Home Depot Inc                 COM              437076102      304     9251 SH       SOLE                     9251
IBM                            COM              459200101     3356    19190 SH       SOLE                    18440               750
Johnson & Johnson              COM              478160104     1548    24305 SH       SOLE                    23630               675
Kraft Foods                    COM              50075N104      358    10650 SH       SOLE                     9650              1000
L-3 Communications Hldgs       COM              502424104     1253    20225 SH       SOLE                    20025               200
Linear Technology Corporation  COM              535678106      275     9944 SH       SOLE                     9544               400
Lockheed Martin Corp           COM              539830109     2048    28200 SH       SOLE                    27400               800
McDonalds Corp                 COM              580135101     3836    43675 SH       SOLE                    42675              1000
Microsoft Corp                 COM              594918104      390    15650 SH       SOLE                    14650              1000
Mission West Properties        COM              605203108      102    13459 SH       SOLE                    11959              1500
Monsanto                       COM              61166W101      606    10100 SH       SOLE                     9850               250
Mosaic Company                 COM              61945C103     1599    32650 SH       SOLE                    31150              1500
National Grid PLC              COM              636274300     1052    21200 SH       SOLE                    20700               500
Pepsico Incorporated           COM              713448108     3070    49590 SH       SOLE                    48590              1000
Petroleo Brasileiro ADR        COM              71654V408      468    20855 SH       SOLE                    20255               600
Plum Creek Timber              COM              729251108     1833    52800 SH       SOLE                    50050              2750
Potash Cp of Saskatchewan Inc  COM              73755L107      382     8850 SH       SOLE                     8550               300
PriceSmart Inc                 COM              741511109      506     8121 SH       SOLE                     7921               200
Procter & Gamble               COM              742718109      460     7282 SH       SOLE                     7182               100
Public Storage Inc             COM              74460d109     1581    14200 SH       SOLE                    13850               350
Rio Tinto PLC ADR              COM              767204100      335     7600 SH       SOLE                     7400               200
Rogers Corp                    COM              775133101      611    15620 SH       SOLE                    15620
SPDR Gold Trust                COM              78463v107      976     6175 SH       SOLE                     6175
SPDR S&P Dividend              COM              78464A763     1082    22280 SH       SOLE                    21430               850
Starwood Property Trust        COM              85571B105      679    39550 SH       SOLE                    38950               600
Stryker Corp                   COM              863667101     1762    37377 SH       SOLE                    35777              1600
Sysco                          COM              871829107      864    33350 SH       SOLE                    31350              2000
Target Corp                    COM              87612e106     2148    43800 SH       SOLE                    43400               400
Teck Resources                 COM              878742204      412    14104 SH       SOLE                    13104              1000
Teradata Corp                  COM              88076W103     1946    36350 SH       SOLE                    35950               400
Total Fina                     COM              89151E109      671    15300 SH       SOLE                    14250              1050
U.S. Bancorp                   COM              902973304      942    39999 SH       SOLE                    37499              2500
Verizon Communications         COM              92343V104     1131    30741 SH       SOLE                    29541              1200
Vodafone Group ADR             COM              92857w209     2388    93050 SH       SOLE                    89650              3400
Wells Fargo & Co               COM              949746101     1213    50301 SH       SOLE                    48701              1600
XPO Logistics Inc              COM              983793100      395    51546 SH       SOLE                    50634               912
iShares Gold Trust ETF         COM              464285105     1863   117700 SH       SOLE                   113000              4700